Financial expenses - Schedule of Financial Expenses (Details)	1 Months Ended			12 Months Ended
	May 31, 2016 USD ($)	Mar. 31, 2016 USD ($)	Jul. 31, 2015 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($) vessel	Sep. 01, 2017 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Interest expense on debt				$ 145,871,000	$ 86,703,000	$ 63,858,000
Amortization of deferred financing fees				10,541,000	13,381,000	14,149,000
Write-offs of deferred financing fees				13,212,000	2,467,000	14,479,000
Accretion of Convertible Notes				13,225,000	12,211,000	11,562,000
Accretion of premiums and discounts on assumed debt				3,779,000	1,478,000	0
Total financial expenses				186,628,000	116,240,000	104,048,000
Average borrowings				2,806,900,000	2,265,700,000	1,986,600,000
Capitalized interest				200,000	4,200,000	6,300,000
Write-offs of deferred financing fees related to the refinancing of borrowings				12,000,000	800,000	11,200,000
STI Emerald and STI Sapphire [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Write-offs of deferred financing fees related to repayment of debt					$ 500,000
Number of vessels sold | vessel					2
STI Beryl, STI Le Rocher, STI Larvotto [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Write-offs of deferred financing fees related to repayment of debt					$ 100,000
Sale leaseback transaction, number of vessels | vessel					3
STI Amber, STI Topaz, STI Ruby, STI Garnet and STI Onyx [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Write-offs of deferred financing fees related to repayment of debt					$ 1,100,000
Number of vessels under finance lease arrangements | vessel					5
STI Lexington, STI Mythos, STI Chelsea, STI Olivia, and STI Powai [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Write-offs of deferred financing fees related to repayment of debt						$ 3,200,000
Number of vessels sold | vessel						5
NPTI [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Liabilities incurred							$ 907,400,000
Convertible Notes due 2019 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Interest expense on debt				5,300,000	$ 8,300,000
Write-offs of deferred financing fees	$ 100,000	$ 100,000	$ 30,880
Accretion of Convertible Notes				8,300,000	$ 12,200,000
Write-offs of deferred financing fees related to the refinancing of borrowings				$ 1,200,000